AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 91.2%
Information Technology – 22.1%
Communications Equipment – 2.4%
F5 Networks, Inc.(a)	33,113	$4,381,843
Lumentum Holdings, Inc.(a)	12,369	1,063,734

		5,445,577

Electronic Equipment, Instruments & Components – 2.5%
Dolby Laboratories, Inc.—Class A	31,508	2,200,834
IPG Photonics Corp.(a)	11,300	1,827,549
Keysight Technologies, Inc.(a)	17,970	1,770,404

		5,798,787

IT Services – 7.3%
Akamai Technologies, Inc.(a)	18,840	2,193,541
Leidos Holdings, Inc.	45,990	4,161,635
MAXIMUS, Inc.	57,895	4,489,758
Visa, Inc.—Class A	27,200	5,766,128

		16,611,062

Semiconductors & Semiconductor Equipment – 3.0%
MKS Instruments, Inc.	3,360	401,621
QUALCOMM, Inc.	26,766	3,187,831
Xilinx, Inc.	30,278	3,153,756

		6,743,208

Software – 6.9%
CyberArk Software Ltd.(a)	11,650	1,287,325
Fortinet, Inc.(a)	13,390	1,767,547
Microsoft Corp.	51,350	11,580,965
Slack Technologies, Inc.—Class A(a)	29,300	962,212

		15,598,049

		50,196,683

Health Care – 21.6%
Biotechnology – 9.5%
Alexion Pharmaceuticals, Inc.(a)	40,680	4,646,469
Amgen, Inc.	31,390	7,951,715
Regeneron Pharmaceuticals, Inc.(a)	5,490	3,403,416
Vertex Pharmaceuticals, Inc.(a)	19,948	5,567,886

		21,569,486

Health Care Equipment & Supplies – 0.4%
Align Technology, Inc.(a)	2,710	804,816

Health Care Providers & Services – 5.4%
Quest Diagnostics, Inc.	27,750	3,086,910
UnitedHealth Group, Inc.	29,566	9,240,853

		12,327,763

Pharmaceuticals – 6.3%
Pfizer, Inc.	186,450	7,045,945

Company	Shares	U.S. $ Value
Roche Holding AG (Sponsored ADR)	169,140	$7,391,418

		14,437,363

		49,139,428

Communication Services – 16.1%
Diversified Telecommunication Services – 5.2%
Comcast Corp.—Class A	120,884	5,416,812
Verizon Communications, Inc.	109,990	6,519,108

		11,935,920

Entertainment – 1.0%
Electronic Arts, Inc.(a)	16,290	2,271,966

Interactive Media & Services – 9.9%
Alphabet, Inc.—Class C(a)	7,257	11,859,244
Cargurus, Inc.(a)	60,760	1,481,329
Facebook, Inc.—Class A(a)	31,020	9,095,064

		22,435,637

		36,643,523

Consumer Discretionary – 10.8%
Auto Components – 0.8%
Gentex Corp.	65,690	1,776,914

Distributors – 1.9%
LKQ Corp.(a)	135,470	4,299,818

Household Durables – 3.5%
DR Horton, Inc.	34,440	2,457,983
Garmin Ltd.	22,360	2,316,719
NVR, Inc.(a)	785	3,272,147

		8,046,849

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(a)	1,330	4,589,777

Specialty Retail – 2.6%
Home Depot, Inc. (The)	7,860	2,240,414
Murphy USA, Inc.(a)	26,790	3,612,900

		5,853,314

		24,566,672

Financials – 7.7%
Banks – 1.6%
JPMorgan Chase & Co.	36,560	3,662,946

Diversified Financial Services – 2.8%
Berkshire Hathaway, Inc.—Class B(a)	29,700	6,475,788

Insurance – 3.3%
Allstate Corp. (The)	45,880	4,266,840
Fidelity National Financial, Inc.	67,819	2,226,498

Company	Shares	U.S. $ Value
Reinsurance Group of America, Inc.—Class A	9,780	$896,630

		7,389,968

		17,528,702

Industrials – 5.9%
Aerospace & Defense – 2.2%
Hexcel Corp.	26,827	1,056,715
Raytheon Technologies Corp.	64,292	3,921,812

		4,978,527

Electrical Equipment – 1.9%
Emerson Electric Co.	61,040	4,240,449

Machinery – 0.5%
Altra Industrial Motion Corp.	30,035	1,172,867

Road & Rail – 1.3%
Kansas City Southern	16,090	2,929,024

		13,320,867

Consumer Staples – 4.9%
Beverages – 1.9%
Monster Beverage Corp.(a)	49,830	4,178,744

Food & Staples Retailing – 3.0%
Walmart, Inc.	49,300	6,845,305

		11,024,049

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
CBRE Group, Inc.—Class A(a)	73,860	3,473,636

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Phillips 66	22,470	1,313,821

Total Common Stocks (cost $161,945,153)		207,207,381

SHORT-TERM INVESTMENTS – 8.8%
Investment Companies – 8.8%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 0.08%(b) (c) (d) (cost $20,031,237)	20,031,237	20,031,237

Total Investments – 100.0% (cost $181,976,390)(e)		227,238,618
Other assets less liabilities – 0.0%		70,199

Net Assets – 100.0%		$227,308,817

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,815,183 and gross unrealized depreciation of investments was $(2,552,955), resulting in net unrealized appreciation of $45,262,228.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$207,207,381	$—	$—	$207,207,381
Short-Term Investments	20,031,237	—	—	20,031,237

Total Investments in Securities	227,238,618	—	—	227,238,618
Other Financial Instruments(b)	—	—	—	—

Total	$227,238,618	$—	$—	$227,238,618

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$37,292	$69,050	$86,311	$20,031	$131